As Filed with the Securities and
Exchange Commission on July 31, 1997

                    Registration Statement No. 2-66266

                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549


                      POST-EFFECTIVE AMENDMENT NO. 51

                                    to

                                 FORM S-6

                     REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933  OF
                   SECURITIES OF UNIT INVESTMENT TRUSTS
                         REGISTERED ON FORM N-8B-2

                  LIFE INSURANCE COMPANY OF NORTH AMERICA
                            SEPARATE ACCOUNT A
                        (Exact Name of Registrant)

                  LIFE INSURANCE COMPANY OF NORTH AMERICA
                            (Name of Depositor)

            1601 Chestnut Street, Philadelphia, Pa. 19192-2475
           Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number:                215-761-1975

John K. Leonard, President
Life Insurance Company of North America
1601 chestnut Street, Philadelphia, Pa. 19192-2475
_________________________________________________________________
                  (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective July 31, 1997, pursuant to paragraph (b) of Rule 485.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule
24f-2. The Rule 24f-2 Notice for the most recent fiscal year was filed on February 26, 1997.

This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) under the Investment
Company Act of 1940

The contents of Registrant's previously filed registration statement, which was filed approximately April 1982, to the Registration Statement on Form S-6 of Life Insurance Company of
North America Separate Account A (File Nos. 2-29623 and 811-1691) is incorporated by reference herein in its entirety.

The Registrant has previously obtained a no-action letter which provides that the Registrant is not required to prepare and file post effective amendments to its '33 Act Registration Statement; provided that the Registrant continues to provide periodic reports to contractholders and file periodic financial reports as required under section 30 of the '40 Act. See letter dated June 22, 1982 (Ref. No. 82-38-IP) and .

The following undertaking is added to Part II, Undertakings:

     Life Insurance Company of North America hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Life Insurance Company of North America.

                             SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Sponsor of the Registrant has caused this Post-Effective Amendment No. 51 to the Life Insurance Company of North America Separate Account A Registration Statement to be duly signed on behalf of the Registrant in the City of Philadelphia, and the State of Pennsylvania, on the 31st day of July, 1997.


                              Life Insurance Company of North
                              America Separate Account A
                                   (Registrant)
ATTEST:

/s/Jean H. Walker             By: /s/ John K. Leonard
                                   Chairman and President


                              Life Insurance Company of North
                              America Separate Account A
                                   (Depositor)
ATTEST:

/s/ Jean H. Walker            By: /s/John K. Leonard
                                   Chairman and President


Pursuant to the requirements of paragraph (b) (4) of Rule 485 under the Securities Act of 1933, the Registrant hereby certifies that this Post-Effective Amendment No. 51 meets all of the requirements for effectiveness pursuant to paragraph (b) of said
Rule 485.

Pursuant to the Requirements of the Securities Act of 1933, this Separate Account A Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


/s/John K. Leonard                 /s/ Jean H. Walker
John K. Leonard                    Jean H. Walker
Principal Executive Officer        Principal Financial Officer
Director                           Principal Accounting Officer
                                   Director


/s/ Kevin L. Gravatt               /s/ Richard A. Brownmiller
Kevin L. Gravatt                   Richard A. Brownmiller
Director                           Director


/s/ Kathleen A. McEndy             /s/ Julian Romeu
Kathleen A. McEndy                 Arthur C. Reeds, III
Director                           Director


/s/ Eric M. Reisenwitz
Eric M. Reisenwitz
Director